Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	Oaktree Funds
Central Index Key	0001618737
Amendment Flag	false
Document Creation Date	Feb. 25, 2016
Document Effective Date	Feb. 29, 2016
Prospectus Date	Feb. 29, 2016
Oaktree High Yield Bond Fund | Institutional Class
Prospectus:
Trading Symbol	OHYIX
Oaktree High Yield Bond Fund | Advisor Class
Prospectus:
Trading Symbol	OHYDX
Oaktree Emerging Markets Equity Fund | Institutional Class
Prospectus:
Trading Symbol	OEEIX
Oaktree Emerging Markets Equity Fund | Advisor Class
Prospectus:
Trading Symbol	OEEDX